Note 14 - Voyage and Vessel Operating Expenses (Detail) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 1,023	$ 7,743	$ 2,468
Total	814	10,368	12,853
Voyage Expenses [Member]
Port charges	24	1,141	(59)
Bunkers	177	4,684	700
Commissions	822	1,918	1,827
Total	1,023	7,743	2,468
Vessel Operating Expenses [Member]
Crew wages and related costs	361	5,415	6,624
Insurance	83	1,165	2,087
Repairs and maintenance	179	1,356	1,219
Spares and consumable stores	184	2,369	2,862
Taxes (Note 16)	7	63	61
Total	$ 814	$ 10,368	$ 12,853